Income Taxes	6 Months Ended
Jun. 30, 2023
Income Tax [Abstract]
Income Taxes
15.
INCOME TAXES

Income Tax Recognized in Profit or Loss

	For the six months ended June 30
	2022	2023
Current tax
In respect of current period	$—	$64,751

The Company has accumulated unused tax losses of $256 million as of June 30, 2023 (fiscal year 2022: $238 million) available for offset against future profits. No deferred tax asset has been recognized in respect of all the unused tax losses as it is not considered probable that there will be future taxable profits available. Subject to qualifying conditions, the unused trade losses can be carried forward indefinitely.

a.
Cayman Islands

ASLAN Cayman is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

b.
Singapore

ASLAN Pharmaceuticals Pte. Ltd., incorporated in Singapore, is subject to the statutory corporate income tax rate of 17%. ASLAN Pharmaceuticals Pte. Ltd. has no taxable income for the six months ended June 30, 2022 and 2023, and therefore, no provision for income tax is required.

c.
Australia

ASLAN Pharmaceuticals Australia Pty Ltd., incorporated in Australia, is subject to the statutory corporate income tax of 30%. ASLAN Pharmaceuticals Australia Pty Ltd. has no taxable income for the six months ended June 30, 2022, and 2023, and therefore, no provision for income tax is required.

d.
Hong Kong

ASLAN Pharmaceuticals Hong Kong Limited, incorporated in Hong Kong, is subject to the statutory corporate income tax of 16.5%. Under the Hong Kong tax law, ASLAN Pharmaceuticals Hong Kong Limited is exempted from income tax on its foreign derived income and there are no withholding taxes in Hong Kong on the remittance of dividends. ASLAN Pharmaceuticals Hong Kong Limited has no taxable income for the six months ended June 30, 2022, and 2023, and therefore, no provision for income tax is required.

e.
China

ASLAN Pharmaceuticals (Shanghai) Co. Ltd., incorporated in China, is subject to the statutory corporate income tax rate of 25%. ASLAN Pharmaceuticals (Shanghai) Co. Ltd. has no taxable income for the six months ended June 30, 2022, and 2023, and therefore, no provision for income tax is required.

f.
United States of America

ASLAN Pharmaceuticals (USA) Inc., incorporated in Delaware, USA in October 2018, is subject to the statutory federal income tax rate of 21% and state income tax rate of 8.7%. ASLAN Pharmaceuticals (USA) Inc. has taxable income for the six months ended June 30, 2022, and therefore, total $70,000 tax provision for income tax was prepaid. For the six months ended June 30, 2023, ASLAN Pharmaceuticals (USA) Inc. has taxable income; therefore, total $64,751 tax provision for income tax was provided and $63,500 income tax was prepaid.